Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
STF Tactical Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	STF Tactical Growth & Income ETF
Class Name	STF Tactical Growth & Income ETF
Trading Symbol	TUGN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the STF Tactical Growth & Income ETF for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sheltoncap.com/tugn/. You can also request this information by contacting us at 972-365-5673.
Additional Information Phone Number	972-365-5673
Additional Information Website	https://www.sheltoncap.com/tugn/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
STF Tactical Growth & Income ETF	$70	0.65%
[1]
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year ending March 31, 2026, the  STF Tactical Growth ETF (the “Fund”) returned 19.80% (net asset value (“NAV”)) compared to its benchmark index, a blended return of 60% S&P 500 Total Return Index (SPXT) and 40% Bloomberg US Aggregate Bond Index (LBUSTRUU), 12.35%.
The top contributing equity holdings during the reporting period were once again focused on AI and technology growth stories around supply channel. These equities were: Western Digital  Corp., Seagate Technology, Micron Technology, Intel Corp, Advanced Micro Devices which all outpaced NVIDIA Corp.  Conversely, the largest detractors were Atlassian  Corp., Strategy Inc, CoStar Group Inc, Adobe Inc, and PayPal Holdings Inc. The Fund continues to hold these securities as they are reflective of the growth equity profile. The rotational aspect of these names supports a consistent growth profile while offering diversification.
The fund invests in publicly listed equities which exhibit a growth profile, which has enjoyed multiple calendar years of +20% returns since inception. The equity growth profile has been the beneficiary of two dominate themes in global markets: US economic exceptionalism and tech/AI trade dominance. In 2025, just under half of the index’s total gains came from Nvidia and Broadcom, who also happened to have the highest annual returns of any full-time component. Q1 2026, much like Q1 2025, saw a sharp reversal of those trends. This year was the conflict in Iran whereas in 2025 it was uncertainty around US tariff threats. The selloffs in US stocks once again rattled markets despite US listed equities, once again, leading stock gains globally.
TUGN has been fully allocated to growth stocks over the past year as technical analysis has shown levels remained above long-term moving averages.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/18/2022)
STF Tactical Growth & Income ETF NAV	19.80	10.15
S&P 500 TR	17.80	15.75
Bloomberg US Aggregate Bond Index	4.35	2.58
60% S&P 500 /40% Bloomberg US Aggregate Blend	12.35	10.50
Cboe S&P 500 BuyWrite Monthly Index	11.35	9.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.sheltoncap.com/tugn/ for more recent performance information.
Net Assets	$ 60,852,505
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 414,112
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$60,852,505
Number of Holdings	101
Net Advisory Fee	$414,112
Portfolio Turnover	15%
30-Day SEC Yield	0.05%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
NVIDIA Corp.	8.5%
Apple, Inc.	7.4%
Alphabet, Inc.	6.4%
Microsoft Corp.	5.4%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc.	3.6%
Tesla, Inc.	3.5%
Walmart, Inc.	3.4%
Broadcom, Inc.	3.1%
Costco Wholesale Corp.	2.6%

Top Sectors	(%)
Manufacturing	51.0%
Information	21.0%
Retail Trade	11.9%
Professional, Scientific, and Technical Services	9.3%
Administrative and Support and Waste Management and Remediation Services	1.8%
Utilities	1.5%
Accommodation and Food Services	1.1%
Transportation and Warehousing	0.7%
Wholesale Trade	0.5%
Cash & Other	1.2%
Security Type Breakdown (%)

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser:
Shelton Capital Management became the investment advisor of STF Tactical Growth ETF (TUG) and the STF Tactical Growth & Income ETF (TUGN) on March 30, 2026.
MANAGED DISTRIBUTIONS
TUGN seeks to distribute 1% of its net asset value (NAV) on a monthly basis. As a result of these monthly distributions, a portion may be classified as return of capital at fiscal year end.

Material Fund Change Adviser [Text Block]	Shelton Capital Management became the investment advisor of STF Tactical Growth ETF (TUG) and the STF Tactical Growth & Income ETF (TUGN) on March 30, 2026.
Updated Prospectus Web Address	https://www.sheltoncap.com/tugn/
STF Tactical Growth ETF
Shareholder Report [Line Items]
Fund Name	STF Tactical Growth ETF
Class Name	STF Tactical Growth ETF
Trading Symbol	TUG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the STF Tactical Growth ETF for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sheltoncap.com/tug/. You can also request this information by contacting us at 972-365-5673.
Additional Information Phone Number	972-365-5673
Additional Information Website	https://www.sheltoncap.com/tug/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
STF Tactical Growth ETF	$71	0.65%
[2]
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year ending March 31, 2026, the  STF Tactical Growth ETF (the “Fund”) returned 22.24% (net asset value (“NAV”)) compared to its benchmark index, a blended return of 60% S&P 500 Total Return Index (SPXT) and 40% Bloomberg US Aggregate Bond Index (LBUSTRUU), 12.35%.
The top contributing equity holdings during the reporting period were once again focused on AI and technology growth stories around supply channel. These equities were: Western Digital Corp., Seagate Technology, Micron Technology, Intel Corp, and Advanced Micro Devices which all outpaced NVIDIA Corp. Conversely, the largest detractors were Atlassian Corp., Strategy Inc, CoStar Group Inc, Adobe Inc, and PayPal Holdings Inc. The Fund continues to hold these securities as they are reflective of the growth equity profile. The rotational aspect of these names supports a consistent growth profile while offering diversification.
The fund invests in publicly listed equities which exhibit a growth profile, which has enjoyed multiple calendar years of +20% returns since inception. The equity growth profile has been the beneficiary of two dominate themes in global markets: US economic exceptionalism and tech/AI trade dominance. In 2025, just under half of the index’s total gains came from Nvidia and Broadcom, who also happened to have the highest annual returns of any full-time component. Q1 2026, much like Q1 2025, saw a sharp reversal of those trends. This year was the conflict in Iran whereas in 2025 it was uncertainty around US tariff threats. The selloffs in US stocks once again rattled markets despite US listed equities, once again, leading stock gains globally.
TUG has been fully allocated to growth stocks over the past year as technical analysis has shown levels remained above long-term moving averages.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/18/2022)
STF Tactical Growth ETF NAV	22.24	13.33
S&P 500 TR	17.80	15.75
Bloomberg US Aggregate Bond Index	4.35	2.58
60% S&P 500 /40% Bloomberg US Aggregate Blend	12.35	10.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.sheltoncap.com/tug/ for more recent performance information.
Net Assets	$ 29,774,718
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 784,930
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$29,774,718
Number of Holdings	101
Net Advisory Fee	$784,930
Portfolio Turnover	4%
30-Day SEC Yield	-0.01%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
NVIDIA Corp.	8.8%
Apple, Inc.	8.1%
Alphabet, Inc.	6.9%
Microsoft Corp.	5.9%
Amazon.com, Inc.	4.7%
Walmart, Inc.	3.4%
Broadcom, Inc.	3.1%
Tesla, Inc.	3.1%
Meta Platforms, Inc.	2.7%
Netflix, Inc.	2.4%

Top Sectors	(%)
Manufacturing	50.4%
Information	20.0%
Retail Trade	12.3%
Professional, Scientific, and Technical Services	9.9%
Administrative and Support and Waste Management and Remediation Services	1.8%
Utilities	1.6%
Accommodation and Food Services	0.9%
Transportation and Warehousing	0.7%
Wholesale Trade	0.5%
Cash & Other	1.9%
Security Type Breakdown (%)

Material Fund Change [Text Block]	Changes to Fund’s Investment Adviser: Shelton Capital Management became the investment advisor of STF Tactical Growth ETF (TUG) and the STF Tactical Growth & Income ETF (TUGN) on March 30, 2026.
Material Fund Change Adviser [Text Block]	Shelton Capital Management became the investment advisor of STF Tactical Growth ETF (TUG) and the STF Tactical Growth & Income ETF (TUGN) on March 30, 2026.
Updated Prospectus Web Address	https://www.sheltoncap.com/tug/

[1]
*	Annualized

[2]
*	Annualized